Consolidated Statements of Profit or Loss and Other Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	[3]	Mar. 31, 2018
Statement of comprehensive income [abstract]
Net profit for the year	¥ 44,290	¥ 135,080	[1],[2],[4]	¥ 186,708
Items that will not be reclassified to profit or loss:
Changes in fair value of financial assets measured at fair value through other comprehensive income	(3,512)	6,000		0
Remeasurement of defined benefit pension plans	(6,398)	(11,665)		724
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(9,910)	(5,665)		724
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(207,072)	30,976		46,611
Net changes on revaluation of available-for-sale financial assets	0	0		4,714
Cash flow hedges	(25,689)	(33,793)		1,919
Hedging cost	(857)	(4,909)		1,606
Share of other comprehensive income (loss) of investments accounted for using the equity method	(181)	(94)		382
Other comprehensive income that will be reclassified to profit or loss, net of tax	(233,799)	(7,820)		55,232
Other comprehensive income (loss) for the year, net of tax	(243,709)	(13,485)	[2]	55,956
Comprehensive income for the year	(199,419)	121,595		242,664
Attributable to:
Owners of the Company	(199,569)	121,859		242,444
Non-controlling interests	150	(264)		220
Comprehensive income for the year	¥ (199,419)	¥ 121,595		¥ 242,664

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Changes in Equity as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation
[3]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss and Other Comprehensive Income for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[4]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.